FRANKLIN TEMPLETON

ONE FRANKLIN PARKWAY

SAN MATEO, CA 94403-1906

January 4, 2024

Filed Via EDGAR (CIK #0000350900)

Securities and Exchange Commission

100 F Street NE

Washington, DC 20549

RE: Templeton Global Smaller Companies Fund ("Registrant")

File Nos. 002-70889 and 811-03143

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 70 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on December 27, 2023.

Sincerely yours,

TEMPLETON GLOBAL SMALLER COMPANIES FUND

/s/ NAVID J. TOFIGH

Navid J. Tofigh

Vice President and Secretary

NJT:sg